BORROWINGS	12 Months Ended
Dec. 31, 2024
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
BORROWINGS	BORROWINGS
Corporate Borrowings
The composition of corporate borrowings as at December 31 is presented in the following table:

	December 31, 2024				December 31, 2023
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	5.6	5	$240	$240	N/A	5	$—	$—
Commercial paper	5.0	<1	431	431	6.0	<1	183	183
Medium-Term Notes:
Series 4 (C$150)	5.8	12	104	115	5.8	13	113	121
Series 9 (C$400)	3.8	<1	278	278	3.8	1	302	297
Series 10 (C$500)	3.6	2	348	349	3.6	3	377	366
Series 11 (C$475)	4.3	4	330	336	4.3	5	358	353
Series 12 (C$475)	3.4	5	330	324	3.4	6	358	335
Series 13 (C$300)	4.3	25	209	186	4.3	26	226	201
Series 14 (C$425)	3.3	26	296	222	3.3	27	321	240
Series 15 (C$400)(1)	5.9	8	278	307	5.9	9	303	324
Series 16 (C$400)	5.3	9	278	297	5.3	10	302	311
Series 17 (C$500)	5.3	29	348	361	—	—	—	—
Series 18 (C$300)	5.0	10	209	216	—	—	—	—
	4.4	12	3,008	2,991	4.3	10	2,660	2,548
Hybrid Note:
Fixed to fixed subordinated (C$200)	5.5	30	139	139	—	—	—	—
Total corporate borrowings			3,818	$3,801			2,843	$2,731
Add: Unamortized premiums(2)			2				2
Less: Unamortized financing fees(2)			(18)				(12)
Less: Current portion			(709)				(183)
			$3,093				$2,650
(1) Includes $7 million (2023: $8 million) outstanding to Brookfield Wealth Solutions. Refer to Note 29 - Related party transactions for more details.
(2) Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
The following table outlines the change in the unamortized financing fees of corporate borrowings for the year ended December 31:

(MILLIONS)	2024	2023
Corporate borrowings
Unamortized financing fees, beginning of year	$(12)	$(10)
Additional financing fees	(7)	(3)
Amortization of financing fees	1	1
Unamortized financing fees, end of year	$(18)	$(12)
Credit facilities and commercial paper
Brookfield Renewable had $431 million commercial paper outstanding as at December 31, 2024 (2023: $183 million).
Brookfield Renewable issues letters of credit from its corporate credit facilities for general corporate purposes which include, but are not limited to, security deposits, performance bonds and guarantees for debt service reserve accounts. See Note 28 – Commitments, contingencies and guarantees for letters of credit issued by subsidiaries.
The following table summarizes the available portion of corporate credit facilities as at December 31:

(MILLIONS)	2024	2023
Authorized corporate credit facilities and related party credit facilities(1)	$2,450	$2,375
Draws on corporate credit facilities(1)(2)	(240)	(165)
Authorized letter of credit facility	500	500
Issued letters of credit	(335)	(307)
Available portion of corporate credit facilities	$2,375	$2,403
(1)Amounts are guaranteed by Brookfield Renewable.
(2)Includes nil (2023: $165 million) in letters of credit issued against Brookfield Renewable’s corporate credit facilities.
Medium-term notes and Hybrid notes
Corporate borrowings are obligations of a finance subsidiary of Brookfield Renewable, Brookfield Renewable Partners ULC (“Canadian Finco”) (Note 31 – Subsidiary Public Issuers). Canadian Finco may redeem some or all of the borrowings from time to time, pursuant to the terms of the indenture. The balance is payable upon maturity, and interest on corporate borrowings is paid semi-annually. The term notes payable by Canadian Finco are unconditionally guaranteed by Brookfield Renewable, Brookfield Renewable Energy L.P. (“BRELP”) and certain other subsidiaries.
During the year, Brookfield Renewable issued C$500 million of Series 17 medium-term notes. The medium-term notes have a fixed interest rate of 5.32% and a maturity date of January 10, 2054. The Series 17 medium-term notes are corporate-level green bonds.
During the third quarter of 2024, Brookfield Renewable issued C$300 million of Series 18 medium-term notes. The medium-term notes have a fixed interest rate of 4.96% and a maturity date of October 20, 2034. The Series 18 medium-term notes are corporate-level green bonds.
During the fourth quarter of 2024, Brookfield Renewable issued C$200 million of fixed-to-fixed reset rate subordinated hybrid notes. The hybrid notes have an interest rate of 5.45% and reset every five years starting on March 12, 2030 with a maturity date of March 12, 2055. The hybrid notes are corporate-level green bonds.
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in North America and Europe consist of both fixed and floating interest rates indexed to the Secured Overnight Financing Rate (“SOFR”), the Sterling Overnight Index Average (“SONIA”), the Euro Interbank Offered Rate (“EURIBOR”) and the Canadian Overnight Repo Rate Average (“CORRA”). Brookfield Renewable uses interest rate swap agreements in North America and Europe to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia consist of both fixed and floating interest rates indexed to Indicador Bancario de Referencia rate (“IBR”), the Banco Central de Colombia short-term interest rate, and Colombian Consumer Price Index (“IPC”), Colombia inflation rate, plus a margin. Non-recourse borrowings in India consist of both fixed and floating interest indexed to Prime lending rate of lender (“MCLR”). Non-recourse borrowings in China consist of floating interest rates of People's Bank of China (“PBOC”). Non-recourse borrowings in Australia consist of both fixed and floating interest rates indexed to the Bank Bill Swap Bid Rate (“BBSY”).
Brookfield Renewable has completed an assessment and implemented its transition plan to address the impact and effect changes as a result of amendments to the contractual terms for the replacement of the Canadian Dollar Offered Rate (“CDOR”) with CORRA referenced floating-rate borrowings, interest rate swaps, and updating hedge designations. The adoption did not have a significant impact on Brookfield Renewable’s financial reporting
As at December 31, 2024, Brookfield Renewable’s floating rate borrowings have not been materially impacted by CORRA reforms.
The composition of non-recourse borrowings as at December 31 is presented in the following table:

	December 31, 2024				December 31, 2023
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)
Hydroelectric	7.0	8	$9,484	$9,363	7.8	9	$9,468	$9,292
Wind	5.9	9	10,228	10,224	6.1	9	6,866	6,922
Utility-scale solar	6.3	11	7,275	7,250	6.2	12	5,868	5,879
Distributed energy & storage(3)	5.8	4	3,722	3,630	6.2	6	3,035	2,963
Sustainable solutions	6.5	1	195	195	7.0	1	1,783	1,783
Total	6.3	9	30,904	$30,662	6.8	9	27,020	$26,839
Add: Unamortized premiums and discounts(4)			(145)				(11)
Less: Unamortized financing fees(4)			(171)				(140)
Less: Current portion			(5,005)				(4,752)
			$25,583				$22,117
(1)Includes $1,494 million (2023: $2,626 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $65 million (2023: $101 million) outstanding to an associate of Brookfield. Refer to Note 29 - Related party transactions for more details.
(3)Includes adjustments to purchase price allocations. Refer to Note 3 - Acquisitions for more details.
(4)Unamortized premiums, discounts, and financing fees are amortized over the terms of the borrowing.
Future repayments of Brookfield Renewable’s non-recourse borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2025	2026	2027	2028	2029	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$918	$1,668	$579	$547	$1,634	$4,138	$9,484
Wind	1,898	1,003	1,048	880	1,110	4,289	10,228
Utility-scale solar	839	692	478	1,046	530	3,690	7,275
Distributed energy & storage	1,155	922	159	240	461	785	3,722
Sustainable solutions	195	—	—	—	—	—	195
	$5,005	$4,285	$2,264	$2,713	$3,735	$12,902	$30,904
The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2024	2023
Non-recourse borrowings
Unamortized financing fees, beginning of year	$(140)	$(124)
Additional financing fees	(93)	(50)
Amortization of financing fees	52	25
Foreign exchange translation and other	10	9
Unamortized financing fees, end of year	$(171)	$(140)
The following table outlines the change in the unamortized premiums of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2024	2023
Non-recourse borrowings
Unamortized premiums and discounts, beginning of year	$(11)	$105
Additional premiums and discounts	(124)	(90)
Amortization of premiums and discounts	(3)	(14)
Foreign exchange translation and other	(7)	(12)
Unamortized premiums and discounts, end of year	$(145)	$(11)
Supplemental Information
The following table outlines changes in Brookfield Renewable’s borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities(1)	Non-cash
			Acquisition	Disposal	Transfer to liabilities directly associated with assets held for sale	Other(2)(3)(4)	December 31
2024
Corporate borrowings	$2,833	1,213	—	—	—	(244)	$3,802
Non-recourse borrowings	$26,869	1,179	4,737	(626)	(634)	(937)	$30,588
2023
Corporate borrowings	$2,548	228	—	—	—	57	$2,833
Non-recourse borrowings	$22,302	2,279	2,073	(164)	—	379	$26,869
(1)Excludes $807 million (2023: $307 million) of net cash flow from financing activities related to tax equity recorded on the consolidated statements of cash flows.
(2)Includes foreign exchange and amortization of unamortized premium and financing fees.
(3)Includes $52 million (2023: $103 million) of non-recourse borrowings acquired through asset acquisitions.
(4)Includes adjustments to purchase price allocations. Refer to Note 3 - Acquisitions for more details.